Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GREATER INDIA PORTFOLIO
Entity Central Index Key	0000918701
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014297
Shareholder Report [Line Items]
Fund Name	Greater India Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Greater India Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance India Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Greater India Portfolio	$46	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97% [1]
AssetsNet	$ 167,233,008
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$167,233,008
# of Portfolio Holdings	50
Portfolio Turnover Rate	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized